Unaudited Condensed Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 1,045	$ 264,590		$ 1,874,765
Loss from operations	(1,045)	(264,590)		(1,874,765)
Other income (expense):
Change in fair value of derivative warrant liabilities	0	4,585,001		(4,453,999)
Interest - bank	0	53		3,770
Interest earned on investments held in Trust Account	0	3,256		63,922
Total other income (expense), net	0	4,588,310		(4,386,307)
Net income (loss)	$ (1,045)	$ 4,323,720		$ (6,261,072)
LIVE OAK ACQUISITION CORP. II [Member]
General and administrative expenses			$ 137,268
Loss from operations			(137,268)
Other income (expense):
Change in fair value of derivative warrant liabilities			(3,013,001)
Transaction costs allocated to derivative warrant liabilities			(587,958)
Interest - bank			690
Interest earned on investments held in Trust Account			18,241
Total other income (expense), net			(3,582,028)
Net income (loss)			$ (3,719,296)
Class A Redeemable Common Stock | LIVE OAK ACQUISITION CORP. II [Member]
Other income (expense):
Weighted average shares outstanding (in Shares)			4,276,056
Basic and diluted income (loss) per share (in Dollars per share)			$ (0.37)
Class B Non-Redeemable Common Stock | LIVE OAK ACQUISITION CORP. II [Member]
Other income (expense):
Weighted average shares outstanding (in Shares)			5,645,246
Basic and diluted income (loss) per share (in Dollars per share)			$ (0.37)
Common Class A [Member]
Other income (expense):
Weighted average shares outstanding (in Shares)		25,300,000		25,300,000
Basic and diluted income (loss) per share (in Dollars per share)		$ 0.14		$ (0.20)
Common Class A [Member] | LIVE OAK ACQUISITION CORP. II [Member]
Other income (expense):
Weighted average shares outstanding (in Shares)			4,276,056
Basic and diluted income (loss) per share (in Dollars per share)			$ (0.37)
Common Class B [Member]
Other income (expense):
Weighted average shares outstanding (in Shares)	5,500,000	6,325,000		6,325,000
Basic and diluted income (loss) per share (in Dollars per share)		$ 0.14		$ (0.20)
Common Class B [Member] | LIVE OAK ACQUISITION CORP. II [Member]
Other income (expense):
Weighted average shares outstanding (in Shares)			5,645,246
Basic and diluted income (loss) per share (in Dollars per share)			$ (0.37)